INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
Raw materials	519	562
Work in process	69	77
Finished products	172	134
	760	773

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Raw materials	562	275
Work in process	77	107
Finished products	134	94
	773	476